Note 2 - Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Going Concern [Text Block]
NOTE 2 - GOING CONCERN

As shown in the accompanying financial statements, the Company incurred substantial operating losses of approximately $1.66 million, for the six months ended June 30, 2012 and approximately $3.8 million for the year ended December 31, 2011. The cumulative deficit since inception is approximately $47.4 million, which is comprised of $16.6 million attributable to operating losses and other expenses, and includes $30.8 million in non-cash derivative liability accounting.  The Company has a working capital deficit at June 30, 2012 of approximately $2.7 million. There is no guarantee whether the Company will be able to generate enough revenue and/or raise capital to support its operations. This raises substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on management’s plans, which includes implementation of its business model to generate revenue from development contracts, licenses and product sales, and continuing to raise funds through debt or equity raises. The Company will also likely continue to rely upon related-party debt financing.

The financial statements do not include any adjustments that might result from the outcome of these uncertainties.  The Company is currently raising working capital to fund its operations via private placements of common stock and debt, advance contract payments (deferred revenue) and advances from and deferred payments to related parties.

NOTE 2 - GOING CONCERN

As shown in the accompanying financial statements, the Company incurred substantial operating losses of $3.8 million and $2.3 million for the years ended December 31, 2011 and 2010, respectively. The cumulative deficit since inception is approximately $45.7 million, which is comprised of $14.8 million attributable to operating losses and other expenses, and includes $30.9 million in non-cash derivative liability accounting.  The Company has a working capital deficit at December 31, 2011 of approximately $2.6 million. There is no guarantee whether the Company will be able to generate enough revenue and/or raise capital to support its operations. This raises substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on management’s plans, which includes implementation of its business model to generate revenue from development contracts, licenses and product sales, and continuing to raise funds through debt or equity raises. The Company will also likely continue to rely upon related-party debt or equity financing.

The financial statements do not include any adjustments that might result from the outcome of these uncertainties.  The Company is currently raising working capital to fund its operations via private placements of common stock, advance contract payments (deferred revenue) and advances from and deferred payments to related parties.